Employee Benefits - Summary of Various Categories of Plan Assets (Details) - Provident Fund	Mar. 31, 2022	Mar. 31, 2021
Central and State Government Bonds
Disclosure Of Defined Benefit Plans [Line Items]
Asset allocation for plan assets	57.00%	54.00%
Public Sector Undertakings and Private Sector Bonds
Disclosure Of Defined Benefit Plans [Line Items]
Asset allocation for plan assets	37.00%	40.00%
Others
Disclosure Of Defined Benefit Plans [Line Items]
Asset allocation for plan assets	6.00%	6.00%